Note 3 - Debt and Equity Securities - Gross Unrealized Losses and Fair Value of Company's Investments (Details) $ in Thousands	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($) item
Available-for-Sale Securities, Less than 12 Months, Fair Value	$ 175,383	$ 110,599
Available-for-Sale Securities, Less than 12 Months, Unrealized Losses	$ 1,121	$ 1,240
Available-for-Sale Securities, Less than 12 Months, Number of Securities Included | item	83	62
Available-for-Sale Securities, 12 Months or More, Fair Value	$ 7,465	$ 92,750
Available-for-Sale Securities, 12 Months or More, Unrealized Losses	$ 53	$ 730
Available-for-Sale Securities, 12 Months or More, Number of Securities Included | item	13	75
Available-for-Sale Securities, Total, Fair Value	$ 182,848	$ 203,349
Available-for-Sale Securities, Total, Unrealized Losses	1,174	1,970
US Government-sponsored Enterprises Debt Securities [Member]
Available-for-Sale Securities, Less than 12 Months, Fair Value	47,991	16,507
Available-for-Sale Securities, Less than 12 Months, Unrealized Losses	$ 135	$ 114
Available-for-Sale Securities, Less than 12 Months, Number of Securities Included	18	5
Available-for-Sale Securities, 12 Months or More, Fair Value	$ 0	$ 24,658
Available-for-Sale Securities, 12 Months or More, Unrealized Losses	$ 0	$ 90
Available-for-Sale Securities, 12 Months or More, Number of Securities Included	0	9
Available-for-Sale Securities, Total, Fair Value	$ 47,991	$ 41,165
Available-for-Sale Securities, Total, Unrealized Losses	135	204
Collateralized Mortgage Backed Securities [Member]
Available-for-Sale Securities, Less than 12 Months, Fair Value	78,381	45,862
Available-for-Sale Securities, Less than 12 Months, Unrealized Losses	$ 573	$ 182
Available-for-Sale Securities, Less than 12 Months, Number of Securities Included	29	21
Available-for-Sale Securities, 12 Months or More, Fair Value	$ 6,776	$ 56,917
Available-for-Sale Securities, 12 Months or More, Unrealized Losses	$ 47	$ 453
Available-for-Sale Securities, 12 Months or More, Number of Securities Included	12	52
Available-for-Sale Securities, Total, Fair Value	$ 85,157	$ 102,779
Available-for-Sale Securities, Total, Unrealized Losses	620	635
Asset-backed Securities [Member]
Available-for-Sale Securities, Less than 12 Months, Fair Value	4,950	17,807
Available-for-Sale Securities, Less than 12 Months, Unrealized Losses	$ 19	$ 161
Available-for-Sale Securities, Less than 12 Months, Number of Securities Included	3	10
Available-for-Sale Securities, 12 Months or More, Fair Value	$ 0	$ 7,317
Available-for-Sale Securities, 12 Months or More, Unrealized Losses	$ 0	$ 142
Available-for-Sale Securities, 12 Months or More, Number of Securities Included	0	4
Available-for-Sale Securities, Total, Fair Value	$ 4,950	$ 25,124
Available-for-Sale Securities, Total, Unrealized Losses	19	303
Corporate Debt Securities [Member]
Available-for-Sale Securities, Less than 12 Months, Fair Value	0	0
Available-for-Sale Securities, Less than 12 Months, Unrealized Losses	$ 0	$ 0
Available-for-Sale Securities, Less than 12 Months, Number of Securities Included | item	0	0
Available-for-Sale Securities, 12 Months or More, Fair Value	$ 0	$ 0
Available-for-Sale Securities, 12 Months or More, Unrealized Losses	$ 0	$ 0
Available-for-Sale Securities, 12 Months or More, Number of Securities Included | item	0	0
Available-for-Sale Securities, Total, Fair Value	$ 0	$ 0
Available-for-Sale Securities, Total, Unrealized Losses	0	0
US States and Political Subdivisions Debt Securities [Member]
Available-for-Sale Securities, Less than 12 Months, Fair Value	44,061	30,423
Available-for-Sale Securities, Less than 12 Months, Unrealized Losses	$ 394	$ 783
Available-for-Sale Securities, Less than 12 Months, Number of Securities Included	33	26
Available-for-Sale Securities, 12 Months or More, Fair Value	$ 689	$ 3,858
Available-for-Sale Securities, 12 Months or More, Unrealized Losses	$ 6	$ 45
Available-for-Sale Securities, 12 Months or More, Number of Securities Included	1	10
Available-for-Sale Securities, Total, Fair Value	$ 44,750	$ 34,281
Available-for-Sale Securities, Total, Unrealized Losses	$ 400	$ 828